Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Notional amounts of derivative financial instruments by maturity

	Remaining Life
	One Year or Less	After One Year Through Five Years	After Five Years Through Ten Years	After Ten Years	Total
	(In millions)
Interest rate swaps	$5,709	$26,479	$18,989	$28,556	$79,733
Interest rate floors	—	16,866	4,000	3,000	23,866
Interest rate caps	5,000	40,151	4,514	—	49,665
Interest rate futures	14,965	—	—	—	14,965
Interest rate options	707	11,976	4,305	—	16,988
Interest rate forwards	13,358	675	—	—	14,033
Synthetic GICs	4,454	—	—	—	4,454
Foreign currency swaps	1,255	6,593	5,793	2,820	16,461
Foreign currency forwards	9,834	237	19	59	10,149
Currency futures	633	—	—	—	633
Currency options	1,321	—	—	—	1,321
Credit default swaps	174	12,315	647	—	13,136
Credit forwards	20	—	—	—	20
Equity futures	7,053	—	—	—	7,053
Equity options	538	5,254	11,307	—	17,099
Variance swaps	1,015	2,067	15,396	323	18,801
Total rate of return swaps	1,597	47	—	—	1,644

Total	$67,633	$122,660	$64,970	$34,758	$290,021

Settlement Payments by Hedge Classification and Income Statement Location

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Qualifying hedges:
Net investment income	$98	$83	$49
Interest credited to policyholder account balances	214	233	220
Other expenses	(4)	(6)	(3)

Non-qualifying hedges:
Net investment income	(8)	(3)	(2)
Other revenues	75	108	77
Net derivative gains (losses)	411	65	91
Policyholder benefits and claims	17	—	—

Total	$803	$480	$432

Net derivatives gains (losses) recognized on fair value derivatives and the related hedged items

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Net Derivative Gains (Losses)
		(In millions)

For the Year Ended December 31, 2011:
Interest rate swaps:	Fixed maturity securities	$(25)	$22	$(3)
	PABs (1)	1,054	(1,030)	24
Foreign currency swaps:	Foreign-denominated fixed maturity securities	1	3	4
	Foreign-denominated PABs (2)	(24)	(25)	(49)
Foreign currency forwards:	Foreign-denominated fixed maturity securities	(25)	25	—

Total		$981	$(1,005)	$(24)

For the Year Ended December 31, 2010:
Interest rate swaps:	Fixed maturity securities	$(14)	$16	$2
	PABs (1)	140	(142)	(2)
Foreign currency swaps:	Foreign-denominated fixed maturity securities	14	(14)	—
	Foreign-denominated PABs (2)	9	(20)	(11)
Foreign currency forwards:	Foreign-denominated fixed maturity securities	—	—	—

Total		$149	$(160)	$(11)

For the Year Ended December 31, 2009:
Interest rate swaps:	Fixed maturity securities	$49	$(42)	$7
	PABs (1)	(963)	951	(12)
Foreign currency swaps:	Foreign-denominated fixed maturity securities	(13)	10	(3)
	Foreign-denominated PABs (2)	462	(449)	13
Foreign currency forwards:	Foreign-denominated fixed maturity securities	—	—	—

Total		$(465)	$470	$5

(1)	Fixed rate liabilities.

(2)	Fixed rate or floating rate liabilities.

Derivatives and Non-Derivative Hedging Instruments in Net Investment Hedging Relationships

Derivatives and Non-Derivative Hedging Instruments in Net Investment Hedging Relationships (1), (2)	Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) (Effective Portion)			Amount and Location of Gains (Losses) Reclassified From Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)

				Net Investment Gains (Losses)
	Years Ended December 31,			Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(In millions)

Foreign currency forwards	$62	$(167)	$(244)	$—	$—	$(59)
Foreign currency swaps	—	—	(18)	—	—	(63)
Non-derivative hedging instruments	6	(16)	(37)	—	—	(11)

Total	$68	$(183)	$(299)	$—	$—	$(133)

(1)

During the year ended December 31, 2011, the Company sold its interest in MSI MetLife, which was a hedged item in a net investment hedging relationship. As a result, the Company released losses of $71 million from accumulated other comprehensive income (loss) upon the sale. This release did not impact net income for the year ended December 31, 2011 as such losses were considered in the overall impairment evaluation of the investment prior to sale. During the year ended December 31, 2010, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into earnings. During the year ended December 31, 2009, the Company substantially liquidated, through assumption reinsurance, the portion of its Canadian operations that was being hedged in a net investment hedging relationship. As a result, the Company reclassified losses of $133 million from accumulated other comprehensive income (loss) into earnings. See Note 2.

(2)

There was no ineffectiveness recognized for the Company’s hedges of net investments in foreign operations. All components of each derivative and non-derivative hedging instrument’s gain or loss were included in the assessment of hedge effectiveness.

Amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments

	Net Derivative Gains (Losses)	Net Investment Income (1)	Policyholder Benefits and Claims (2)	Other Revenues (3)	Other Expenses (4)
	(In millions)

For the Year Ended December 31, 2011:
Interest rate swaps	$2,544	$(2)	$—	$367	$—
Interest rate floors	517	—	—	—	—
Interest rate caps	(228)	—	—	—	—
Interest rate futures	100	1	—	(11)	—
Equity futures	(3)	(6)	(99)	—	—
Foreign currency swaps	70	—	—	—	—
Foreign currency forwards	310	(9)	—	—	—
Currency futures	32	—	—	—	—
Currency options	(69)	—	—	—	—
Equity options	941	(26)	5	—	—
Interest rate options	1,021	—	—	24	—
Interest rate forwards	(14)	—	—	(144)	—
Variance swaps	244	(3)	7	—	—
Credit default swaps	175	5	—	—	—
Total rate of return swaps	(4)	—	—	—	—

Total	$5,636	$(40)	$(87)	$236	$—

For the Year Ended December 31, 2010:
Interest rate swaps	$622	$4	$39	$172	$—
Interest rate floors	144	—	—	—	—
Interest rate caps	(185)	—	—	—	—
Interest rate futures	77	(4)	—	(3)	—
Equity futures	(58)	(25)	(314)	—	—
Foreign currency swaps	52	—	—	—	—
Foreign currency forwards	250	55	—	—	—
Currency futures	(23)	—	—	—	—
Currency options	(83)	(1)	—	—	(4)
Equity options	(683)	(16)	—	—	—
Interest rate options	25	—	—	(6)	—
Interest rate forwards	8	—	—	(74)	—
Variance swaps	(55)	—	—	—	—
Credit default swaps	34	(2)	—	—	—
Total rate of return swaps	14	—	—	—	—

Total	$139	$11	$(275)	$89	$(4)

For the Year Ended December 31, 2009:
Interest rate swaps	$(1,700)	$(5)	$(13)	$(161)	$—
Interest rate floors	(907)	—	—	—	—
Interest rate caps	33	—	—	—	—
Interest rate futures	(366)	2	—	—	—
Equity futures	(681)	(38)	(363)	—	—
Foreign currency swaps	(405)	—	—	—	—
Foreign currency forwards	(102)	(24)	—	—	—
Currency options	(36)	(1)	—	—	(3)
Equity options	(1,713)	(68)	—	—	—
Interest rate options	(379)	—	—	—	—
Interest rate forwards	(7)	—	—	(4)	—
Variance swaps	(276)	(13)	—	—	—
Swap spreadlocks	(38)	—	—	—	—
Credit default swaps	(243)	(11)	—	—	—
Total rate of return swaps	63	—	—	—	—

Total	$(6,757)	$(158)	$(376)	$(165)	$(3)

(1)

Changes in estimated fair value related to economic hedges of equity method investments in joint ventures; changes in estimated fair value related to derivatives held in relation to trading portfolios; and changes in estimated fair value related to derivatives held within contractholder-directed unit-linked investments.

(2)	Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(3)	Changes in estimated fair value related to derivatives held in connection with the Company’s mortgage banking activities.

(4)	Changes in estimated fair value related to economic hedges of foreign currency exposure associated with the Company’s international subsidiaries.

Schedule of estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps

	December 31,
	2011			2010
Rating Agency Designation of Referenced Credit Obligations (1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps (2)	Weighted Average Years to Maturity (3)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps (2)	Weighted Average Years to Maturity (3)
	(In millions)			(In millions)

Aaa/Aa/A
Single name credit default swaps (corporate)	$5	$737	3.5	$5	$470	3.8
Credit default swaps referencing indices	(1)	2,813	3.0	45	2,928	3.7

Subtotal	4	3,550	3.1	50	3,398	3.7

Baa
Single name credit default swaps (corporate)	(17)	1,234	4.0	5	735	4.3
Credit default swaps referencing indices	(26)	2,847	4.9	7	931	5.0

Subtotal	(43)	4,081	4.6	12	1,666	4.7

Ba
Single name credit default swaps (corporate)	—	25	3.5	—	25	4.4
Credit default swaps referencing indices	—	—	—	—	—	—

Subtotal	—	25	3.5	—	25	4.4

B
Single name credit default swaps (corporate)	—	—	—	—	—	—
Credit default swaps referencing indices	(2)	25	4.8	—	—	—

Subtotal	(2)	25	4.8	—	—	—

Total	$(41)	$7,681	3.9	$62	$5,089	4.1

(1)

The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody’s Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)	Assumes the value of the referenced credit obligations is zero.

(3)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Derivatives, Fair Value [Line Items]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]

		December 31,
		2011			2010
Primary Underlying Risk Exposure	Instrument Type	Notional Amount	Estimated Fair Value (1)		Notional Amount	Estimated Fair Value (1)
			Assets	Liabilities		Assets	Liabilities
		(In millions)
Interest rate	Interest rate swaps	$79,733	$8,241	$2,199	$54,803	$2,654	$1,516
	Interest rate floors	23,866	1,246	165	23,866	630	66
	Interest rate caps	49,665	102	—	35,412	176	1
	Interest rate futures	14,965	25	19	9,385	43	17
	Interest rate options	16,988	896	6	8,761	144	23
	Interest rate forwards	14,033	286	91	10,374	106	135
	Synthetic GICs	4,454	—	—	4,397	—	—
Foreign currency	Foreign currency swaps	16,461	1,172	1,060	17,626	1,616	1,282
	Foreign currency forwards	10,149	200	60	10,443	119	91
	Currency futures	633	—	—	493	2	—
	Currency options	1,321	6	—	5,426	50	—
	Non-derivative hedging instruments (2)	—	—	—	169	—	185
Credit	Credit default swaps	13,136	326	113	10,957	173	104
	Credit forwards	20	4	—	90	2	3
Equity market	Equity futures	7,053	26	10	8,794	21	9
	Equity options	17,099	3,263	179	33,688	1,843	1,197
	Variance swaps	18,801	397	75	18,022	198	118
	Total rate of return swaps	1,644	10	34	1,547	—	—

	Total	$290,021	$16,200	$4,011	$254,253	$7,777	$4,747

(1)

The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

(2)

The estimated fair value of non-derivative hedging instruments represents the amortized cost of the instruments, as adjusted for foreign currency transaction gains or losses. Non-derivative hedging instruments are reported within PABs in the consolidated balance sheets.

Derivative Instruments, Gain (Loss) [Line Items]
Components of Net Derivatives Gains (Losses)

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Derivatives and hedging gains (losses) (1)	$6,108	$122	$(6,624)
Embedded derivatives	(1,284)	(387)	1,758

Total net derivative gains (losses)	$4,824	$(265)	$(4,866)

(1)	Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives	Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss)			Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)			(Ineffective Portion and Amount Excluded from Effectiveness Testing)
		Net Derivative Gains (Losses)	Net Investment Income	Other Expenses	Net Derivative Gains (Losses)	Net Investment Income
	(In millions)

For the Year Ended December 31, 2011:
Interest rate swaps	$1,023	$(42)	$1	$(10)	$1	$—
Foreign currency swaps	175	—	(6)	2	2	—
Interest rate forwards	336	31	1	(1)	2	—
Credit forwards	18	2	1	—	—	—

Total	$1,552	$(9)	$(3)	$(9)	$5	$—

For the Year Ended December 31, 2010:
Interest rate swaps	$13	$—	$—	$(1)	$3	$—
Foreign currency swaps	34	(79)	(6)	2	—	—
Interest rate forwards	(117)	14	2	—	(2)	—
Credit forwards	19	—	—	—	—	—

Total	$(51)	$(65)	$(4)	$1	$1	$—

For the Year Ended December 31, 2009:
Interest rate swaps	$(45)	$—	$—	$(4)	$(2)	$—
Foreign currency swaps	(319)	(133)	(6)	1	(1)	—
Interest rate forwards	147	79	—	—	—	—
Credit forwards	(4)	—	—	—	—	—

Total	$(221)	$(54)	$(6)	$(3)	$(3)	$—

Schedule of Derivative Instruments [Table Text Block]

		Estimated Fair Value of Collateral Provided:		Fair Value of Incremental Collateral Provided Upon:
	Estimated Fair Value (1) of Derivatives in Net Liability Position	Fixed Maturity Securities (2)	Cash (3)	One Notch Downgrade In the Company’s Credit Rating	Downgrade in the Company’s Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position
	(In millions)

December 31, 2011:
Derivatives subject to credit-contingent provisions	$447	$405	$4	$48	$104
Derivatives not subject to credit-contingent provisions	28	11	4	—	—

Total	$475	$416	$8	$48	$104

December 31, 2010:
Derivatives subject to credit-contingent provisions	$1,167	$1,024	$—	$99	$231
Derivatives not subject to credit-contingent provisions	22	—	43	—	—

Total	$1,189	$1,024	$43	$99	$231

(1)	After taking into consideration the existence of netting agreements.

(2)	Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

(3)	Included in premiums, reinsurance and other receivables in the consolidated balance sheets.

Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Accumulated other comprehensive income (loss), balance at January 1,	$(59)	$(76)	$82
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of cash flow hedges	1,552	(51)	(221)
Amounts reclassified to net derivative gains (losses)	9	65	54
Amounts reclassified to net investment income	3	4	8
Amounts reclassified to other expenses	9	(1)	3
Amortization of transition adjustment	—	—	(2)

Accumulated other comprehensive income (loss), balance at December 31,	$1,514	$(59)	$(76)

Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Components of Net Derivatives Gains (Losses)

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Net derivative gains (losses) (1)	$(1,284)	$(387)	$1,758
Policyholder benefits and claims	$86	$8	$(114)

(1)

The valuation of guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $1.8 billion, ($96) million and ($1.9) billion, for the years ended December 31, 2011, 2010 and 2009, respectively.

Schedule of Derivative Instruments [Table Text Block]

	December 31,
	2011	2010
	(In millions)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits	$327	$185
Funds withheld on assumed reinsurance	35	—
Options embedded in debt or equity securities	(70)	(57)
Other	1	—

Net embedded derivatives within asset host contracts	$293	$128

Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits	$2,104	$370
Funds withheld on ceded reinsurance	122	66
Assumed guaranteed minimum benefits (1)	2,340	2,186
Other	18	12

Net embedded derivatives within liability host contracts	$4,584	$2,634

(1)

Assumed reinsurance of guaranteed minimum benefits related to GMWBs and GMABs of MSI MetLife, which was sold during the second quarter of 2011, have been separately presented in the current period. See Note 2. Comparative prior year balances, which were previously presented in direct guaranteed minimum benefits, have been conformed to the current period presentation.

Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]

	December 31,
	2011			2010
Derivatives Designated as Hedging Instruments	Notional Amount	Estimated Fair Value		Notional Amount	Estimated Fair Value
		Assets	Liabilities		Assets	Liabilities
	(In millions)
Fair value hedges:
Foreign currency swaps	$3,220	$500	$98	$4,524	$907	$145
Foreign currency forwards	1,830	2	10	—	—	—
Interest rate swaps	4,580	1,884	92	5,108	823	169

Subtotal	9,630	2,386	200	9,632	1,730	314

Cash flow hedges:
Foreign currency swaps	6,370	352	306	5,556	213	347
Interest rate swaps	3,230	947	—	3,562	102	116
Interest rate forwards	965	210	—	1,140	—	107
Credit forwards	20	4	—	90	2	3

Subtotal	10,585	1,513	306	10,348	317	573

Foreign operations hedges:
Foreign currency forwards	1,689	53	12	1,935	9	26
Non-derivative hedging instruments	—	—	—	169	—	185

Subtotal	1,689	53	12	2,104	9	211

Total qualifying hedges	$21,904	$3,952	$518	$22,084	$2,056	$1,098

Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]

	December 31,
	2011			2010
Derivatives Not Designated or Not Qualifying as Hedging Instruments	Notional Amount	Estimated Fair Value		Notional Amount	Estimated Fair Value
		Assets	Liabilities		Assets	Liabilities
	(In millions)
Interest rate swaps	$71,923	$5,410	$2,107	$46,133	$1,729	$1,231
Interest rate floors	23,866	1,246	165	23,866	630	66
Interest rate caps	49,665	102	—	35,412	176	1
Interest rate futures	14,965	25	19	9,385	43	17
Interest rate options	16,988	896	6	8,761	144	23
Interest rate forwards	13,068	76	91	9,234	106	28
Synthetic GICs	4,454	—	—	4,397	—	—
Foreign currency swaps	6,871	320	656	7,546	496	790
Foreign currency forwards	6,630	145	38	8,508	110	65
Currency futures	633	—	—	493	2	—
Currency options	1,321	6	—	5,426	50	—
Credit default swaps	13,136	326	113	10,957	173	104
Equity futures	7,053	26	10	8,794	21	9
Equity options	17,099	3,263	179	33,688	1,843	1,197
Variance swaps	18,801	397	75	18,022	198	118
Total rate of return swaps	1,644	10	34	1,547	—	—

Total non-designated or non-qualifying derivatives	$268,117	$12,248	$3,493	$232,169	$5,721	$3,649